Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other investments
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 386	¥ 255
Additions		132
Fair value change	53
Disposal	(200)	(1)
Currency translation differences	(3)
At end of the year	236	386
Current	37	37
Non-current	199	349
Short term investments [Member]
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	0	6
Additions	5,616	0
Fair value change	52	0
Business combinations	100	0
Disposal	(4,739)	(6)
At end of the year	¥ 1,029	¥ 0